Loans And Receivables Changes in allowance for probable credit losses on loans and receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ (2,027,096)	₩ (2,478,057)	₩ (2,953,906)
Changes in allowance account for credit losses of financial assets [Abstract]
Net provision	(862,273)	(890,763)	(1,112,139)
Recoveries of written-off loans	(180,907)	(309,488)	(261,515)
Charge-off	887,169	1,357,201	1,578,312
Sales of loans and receivables	95,229	207,032	141,439
Unwinding effect	45,191	77,220	112,368
Others	212,445	9,759	17,384
Ending balance	(1,830,242)	(2,027,096)	(2,478,057)
Consumers
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(163,858)	(203,433)	(326,435)
Changes in allowance account for credit losses of financial assets [Abstract]
Net provision	(131,275)	(73,356)	(103,166)
Recoveries of written-off loans	(45,060)	(53,679)	(29,219)
Charge-off	142,099	155,424	240,541
Sales of loans and receivables	898	2,055	2,518
Unwinding effect	8,643	10,319	12,514
Others	908	(1,188)	(186)
Ending balance	(187,645)	(163,858)	(203,433)
Corporates
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(1,498,842)	(1,686,194)	(2,128,090)
Changes in allowance account for credit losses of financial assets [Abstract]
Net provision	(539,222)	(536,359)	(744,416)
Recoveries of written-off loans	(84,413)	(192,183)	(198,089)
Charge-off	453,249	722,359	1,139,102
Sales of loans and receivables	65,145	113,177	138,055
Unwinding effect	36,548	66,901	99,854
Others	211,729	13,457	7,390
Ending balance	(1,355,806)	(1,498,842)	(1,686,194)
Credit card
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(155,372)	(145,810)	(129,117)
Changes in allowance account for credit losses of financial assets [Abstract]
Net provision	(203,968)	(207,730)	(180,563)
Recoveries of written-off loans	(51,366)	(44,393)	(34,207)
Charge-off	228,640	242,561	198,077
Others	1
Ending balance	(182,065)	(155,372)	(145,810)
Others
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	(209,024)	(442,620)	(370,264)
Changes in allowance account for credit losses of financial assets [Abstract]
Net provision	12,192	(73,318)	(83,994)
Recoveries of written-off loans	(68)	(19,233)
Charge-off	63,181	236,857	592
Sales of loans and receivables	29,186	91,800	866
Others	(193)	(2,510)	10,180
Ending balance	₩ (104,726)	₩ (209,024)	₩ (442,620)